Average Annual Total Returns - ClearBridge Small Cap Growth Fund	Mar. 01, 2021
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	34.63%
5 Years	16.36%
10 Years	13.48%
Class A
Average Annual Return:
1 Year	35.20%
5 Years	18.43%
10 Years	14.79%
Class A | Return after taxes on distributions
Average Annual Return:
1 Year	32.99%
5 Years	16.55%
10 Years	13.61%
Class A | Return after taxes on distributions and sale of fund shares
Average Annual Return:
1 Year	22.28%
5 Years	14.48%
10 Years	12.13%
Class C
Average Annual Return:
1 Year	41.40%
5 Years	19.00%
10 Years	14.62%
Class FI
Average Annual Return:
1 Year	43.42%
5 Years	19.87%
10 Years	15.48%
Class R
Average Annual Return:
1 Year	43.03%
5 Years	19.52%
10 Years	15.19%
Class I
Average Annual Return:
1 Year	43.86%
5 Years	20.20%
10 Years	15.87%
Class 1
Average Annual Return:
1 Year	43.82%
5 Years	20.13%
10 Years	15.70%
Class IS
Average Annual Return:
1 Year	44.01%
5 Years	20.35%
10 Years	16.00%